Finance income and expenses - Summary of Finance Income and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of finance income and expenses [line items]
Interest income	$ 10,297	$ 12,666	$ 2,144
Other financial income	201	329
Fair value changes on derivatives	(1,684)	611	(287)
Fair value changes on Convertible Notes	32,954	96,445
Net foreign exchange difference	14,306	7,825	13,112
Total finance income	57,758	117,876	15,256
Interest expenses on loan from credit institutions	(23,976)	(20,187)	(5,784)
Interest expenses on lease liabilities	(4,682)	(6,779)	(8,144)
Fair value changes on short-term investments			(1,821)
Other financial expenses	(6,016)	(19,696)	(629)
Total finance expenses	(70,179)	(69,029)	$ (16,665)
Convertible Notes
Disclosure of finance income and expenses [line items]
Interest expenses on Convertible Notes	$ (33,821)	$ (22,367)